DISAGGREGATION OF REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disaggregation Of Revenues
SCHEDULE OF REVENUE

The Company’s disaggregated revenues consist of the following for the three and six months ended Jun 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Retail Grocery	$13,423,417	$12,017,527	$26,902,220	$24,067,595
Food service/restaurant	2,170,903	1,555,372	4,585,898	3,062,948
Online/eCommerce	255	1,997	815	4,059
Total revenue	$15,594,575	$13,574,896	$31,488,933	$27,134,602

The Company’s disaggregated revenues consist of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Retail Grocery	$47,243,163	$25,867,061
Food service/restaurant	8,440,245	3,126,709
Online/eCommerce	6,385	15,870
Total revenue	$55,689,793	$29,009,640